Income tax and social contribution (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax and social contribution
Profit before income tax and social contribution	R$ 200,272	R$ 210,374	R$ 192,791
Combined income tax and social contribution rate	34.00%	34.00%	34.00%
Tax using the Company’s domestic tax rate	R$ (68,092)	R$ (71,527)	R$ (65,549)
Interest on own capital	0	2,138	1,469
Expected income tax expense and interest on own capital	(68,092)	(69,389)	(64,080)
Tax incentives	0	0	219
Taxation of profit before income tax generated abroad	(1,362)	(9,610)	0
Impairment loss (intangible)	0	(6,864)	0
Other permanent exclusions (additions)	(4,902)	1,446	(1,276)
Income tax and social contributions	(74,356)	(84,417)	(65,137)
Current	(69,873)	(95,375)	(66,912)
Deferred	(4,483)	10,958	1,775
Income Tax and Social Contribution Expenses	R$ (74,356)	R$ (84,417)	R$ (65,137)
Effective rate	37.00%	40.00%	34.00%